Warrants (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Weighted Average Exercise Price Per Common Share
Outstanding at beginning of period	$ 2.85
Outstanding at end of period		$ 2.85
Warrant [Member]
Warrant Shares [Rollforward]
Outstanding at beginning of period	1,089,474	76,566
Granted during the period		1,096,224
Forfeited/cancelled during the period	(21,988)	(27,000)
Excercised during the period		(40,761)
Expired during the period		(15,555)
Outstanding at end of period	1,067,486	1,089,474
Weighted Average Exercise Price Per Common Share
Outstanding at beginning of period	$ 4.00	$ 4.32
Granted during the period		4.00
Forfeited/Canceled during the period	4.00	5.04
Exercised during the period		4.64
Expired during the period		4.64
Outstanding at end of period	$ 4.00	$ 4.00
Weighted Average Life per Warrant
Exercisable at end of period	1 month 6 days